Investment Income-Schedule of Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Dividends received	$ 0.3	$ 0.1	$ 0.1
Interest received – environmental trust funds	1.2	1.1	0.8
Interest received – cash balances	23.4	12.1	7.4
Total investment income	$ 24.9	$ 13.3	$ 8.3